UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-08560

                         GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO International Growth Fund, Inc. Semiannual Report — June 30, 2013	Caesar M. P. Bryan Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of the GAMCO International Growth Fund, Inc. decreased 1.2% compared with an increase of 4.1% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

	Average Annual Returns through June 30, 2013 (a) (Unaudited)				Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(6/30/95)
Class AAA (GIGRX)	(1.25)%	11.71%	1.29%	8.09%	6.78%
MSCI EAFE Index	4.10	18.62	(0.63)	7.67	4.78
Lipper International Large-Cap Growth Fund Average	2.20	16.06	0.53	7.59	N/A
Lipper International Multi-Cap Growth Fund Average	2.66	16.83	0.76	9.32	6.72
Class A (GAIGX)	(1.23)	11.84	1.38	8.13	6.88
With sales charge (b)	(6.90)	5.41	0.19	7.49	6.53
Class C (GCIGX)	(1.61)	10.95	0.54	7.20	6.18
With contingent deferred sales charge (c)	(2.60)	9.95	0.54	7.20	6.18
Class I (GIIGX)	(1.11)	12.09	1.57	8.25	6.87

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 2.14%, 2.14%, 2.89%, and 1.89%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on July 25, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Large-Cap Growth Fund Average and the Lipper International Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in these particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

GAMCO International Growth Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*
GAMCO International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$ 987.50	2.35%	$11.58
Class A	$1,000.00	$ 987.70	2.35%	$11.58
Class C	$1,000.00	$ 983.90	3.10%	$15.25
Class I	$1,000.00	$ 988.90	2.10%	$10.36
Hypothetical 5% Return
Class AAA	$1,000.00	$1,013.14	2.35%	$11.73
Class A	$1,000.00	$1,013.14	2.35%	$11.73
Class C	$1,000.00	$1,009.42	3.10%	$15.45
Class I	$1,000.00	$1,014.38	2.10%	$10.49

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

GAMCO International Growth Fund, Inc.

Consumer Staples	22.4%
Consumer Discretionary	21.0%
Industrials	14.9%
Health Care	11.2%
Materials	11.2%
Financials	9.5%

Energy	5.5%
Information Technology	4.2%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC website at www.sec.gov.

GAMCO International Growth Fund, Inc.

Schedule of Investments — June 30, 2013 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.9%
	CONSUMER STAPLES — 22.4%
10,428	British American Tobacco plc	$261,037	$534,104
4,500	Danone SA	290,710	337,737
30,700	Diageo plc	326,887	877,837
3,000	FamilyMart Co. Ltd.	139,258	127,949
6,500	Heineken NV	308,835	414,150
2,000	Henkel AG & Co. KGaA	157,544	156,848
18,300	Japan Tobacco Inc.	516,812	646,718
3,300	L’Oreal SA	352,307	542,297
10,600	Nestlé SA	534,539	695,220
4,000	Pernod-Ricard SA	190,873	443,548
50,000	Super Group Ltd./Singapore	161,081	175,542
7,000	Toyo Suisan Kaisha Ltd.	217,224	232,910
8,800	Unicharm Corp.	402,151	497,762
8,700	Wesfarmers Ltd.	291,597	315,082

	TOTAL CONSUMER STAPLES	4,150,855	5,997,704

	CONSUMER DISCRETIONARY — 21.0%
8,100	Accor SA	247,272	285,038
3,500	Christian Dior SA	251,990	564,913
12,000	Compagnie Financiere Richemont SA, Cl. A	202,351	1,061,458
2,000	Fast Retailing Co. Ltd.	358,678	674,531
124,000	Genting Berhad	413,280	409,736
9,000	Hennes & Mauritz AB, Cl. B	255,537	295,790
6,000	Honda Motor Co. Ltd.	237,884	222,928
4,000	Liberty Global plc, Cl. C†	278,001	271,560
7,300	Naspers Ltd., Cl. N	363,607	539,097
22,000	Rakuten Inc.	222,263	260,194
7,000	The Swatch Group AG	412,695	659,573
22,200	WPP plc	299,443	378,847

	TOTAL CONSUMER DISCRETIONARY	3,543,001	5,623,665

	INDUSTRIALS — 14.9%
8,000	CNH Global NV	238,117	333,280
18,000	Experian plc	236,276	312,922
3,600	FANUC Corp.	365,783	521,960
16,300	Jardine Matheson Holdings Ltd.	601,040	986,150
21,500	Komatsu Ltd.	512,381	497,071
25,000	Mitsui & Co. Ltd.	415,087	314,075
11,000	Nabtesco Corp.	222,566	228,806
2,900	SMC Corp.	388,386	582,456
7,100	The Weir Group plc	200,533	232,282

	TOTAL INDUSTRIALS	3,180,169	4,009,002

	HEALTH CARE — 11.2%
5,000	Bayer AG	322,323	533,218
3,600	Cochlear Ltd.	179,026	203,173
22,000	Elekta AB, Cl. B	216,975	334,621
9,300	Novartis AG	441,363	660,664
4,100	Roche Holding AG, Genusschein	529,233	1,020,063

			Market
Shares		Cost	Value
23,400	Smith & Nephew plc	$222,443	$261,590

	TOTAL HEALTH CARE	1,911,363	3,013,329

	MATERIALS — 11.2%
6,850	Agnico Eagle Mines Ltd.	378,553	188,649
1,300	Air Liquide SA	157,743	160,533
13,110	BHP Billiton plc	422,723	335,387
116,815	Glencore Xstrata plc	431,046	483,531
13,700	Newcrest Mining Ltd.	478,527	129,739
14,925	Rio Tinto plc	525,035	609,049
6,000	Shin-Etsu Chemical Co. Ltd.	340,739	398,064
1,800	Syngenta AG	558,415	704,335

	TOTAL MATERIALS	3,292,781	3,009,287

	FINANCIALS — 9.5%
20,000	Cheung Kong (Holdings) Ltd.	233,061	271,272
28,300	Hang Seng Bank Ltd.	383,798	418,513
64,600	Hongkong Land Holdings Ltd.	341,816	443,802
23,000	Kinnevik Investment AB, Cl. B	475,975	589,568
9,200	Schroders plc	206,137	305,463
8,000	Standard Chartered plc	196,449	173,633
114,700	Swire Properties Ltd.	274,295	339,395

	TOTAL FINANCIALS	2,111,531	2,541,646

	ENERGY — 5.5%
19,000	BG Group plc	402,986	323,227
45,600	BP plc	330,409	315,742
3,400	Imperial Oil Ltd.	142,111	129,799
3,000	Schlumberger Ltd.	216,570	214,980
10,100	Statoil ASA, ADR	257,093	208,969
19,000	Tullow Oil plc	338,464	289,271

	TOTAL ENERGY	1,687,633	1,481,988

	INFORMATION TECHNOLOGY — 4.2%
6,100	Canon Inc.	242,995	198,967
2,000	Keyence Corp.	313,998	638,234
600	Yahoo! Japan Corp.	206,228	295,826

	TOTAL INFORMATION TECHNOLOGY	763,221	1,133,027

	TOTAL INVESTMENTS — 99.9%	$20,640,554	26,809,648

	Other Assets and Liabilities (Net) — 0.1%		30,675

	NET ASSETS — 100.0%		$26,840,323

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	57.6%	$15,434,708
Japan	23.6	6,338,450
Asia/Pacific	13.8	3,692,405
North America	3.0	804,988
South Africa	2.0	539,097

	100.0%	$26,809,648

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $20,640,554)	$26,809,648
Cash	59,362
Receivable for investments sold	219,073
Receivable for Fund shares sold	1,261
Dividends receivable	83,389
Prepaid expenses	31,855

Total Assets	27,204,588

Liabilities:
Foreign currency, at value (cost $6,136)	6,163
Payable for Fund shares redeemed	51,660
Payable for investments purchased	216,570
Payable for investment advisory fees	22,980
Payable for distribution fees	5,583
Payable for shareholder communications expenses	22,315
Other accrued expenses	38,994

Total Liabilities	364,265

Net Assets
(applicable to 1,255,342 shares outstanding)	$26,840,323

Net Assets Consist of:
Paid-in capital	$19,727,040
Accumulated net investment loss	(60,838)
Accumulated net realized gain on investments and foreign currency transactions	1,007,082
Net unrealized appreciation on investments	6,169,094
Net unrealized depreciation on foreign currency translations	(2,055)

Net Assets	$26,840,323

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($23,672,101 ÷ 1,106,767 shares outstanding; 375,000,000 shares authorized)	$21.39
Class A:
Net Asset Value and redemption price per share ($604,689 ÷ 27,781 shares outstanding; 250,000,000 shares authorized)	$21.77
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.10
Class C:
Net Asset Value and offering price per share ($443,496 ÷ 22,049 shares outstanding; 125,000,000 shares authorized)	$20.11 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($2,120,037 ÷ 98,745 shares outstanding; 125,000,000 shares authorized)	$21.47

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $15,375)	$407,732
Interest	266

Total Investment Income	407,998

Expenses:
Investment advisory fees	146,366
Distribution fees - Class AAA	32,434
Distribution fees - Class A	704
Distribution fees - Class C	2,302
Legal and audit fees	31,653
Shareholder communications expenses	30,934
Custodian fees	28,685
Registration expenses	27,097
Shareholder services fees	8,502
Directors’ fees	8,440
Interest expense	1,033
Miscellaneous expenses	24,102

Total Expenses	342,252

Less:
Custodian fee credits	(117)

Net Expenses	342,135

Net Investment Income	65,863

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,031,624
Net realized loss on foreign currency transactions	(29,121)

Net realized gain on investments and foreign currency transactions	1,002,503

Net change in unrealized appreciation/depreciation:
on investments	(1,362,784)
on foreign currency translations	(2,009)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,364,793)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(362,290)

Net Decrease in Net Assets Resulting from Operations	$(296,427)

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$ 65,863	$ 253,151
Net realized gain on investments and foreign currency transactions	1,002,503	2,212,256
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,364,793)	2,652,638
Net Increase/(Decrease) in Net Assets Resulting from Operations	(296,427)	5,118,045

Distributions to Shareholders:
Net investment income
Class AAA	—	(217,763)
Class A	—	(4,113)
Class C	—	(2,099)
Class I	—	(25,380)
	—	(249,355)
Net realized gain
Class AAA	—	(1,925,164)
Class A	—	(33,554)
Class C	—	(32,734)
Class I	—	(160,001)
	—	(2,151,453)
Total Distributions to Shareholders	—	(2,400,808)

Capital Share Transactions:
Class AAA	(2,810,312)	(16,023,088)
Class A	141,204	106,008
Class C	17,028	252,135
Class I	(125,738)	767,528
Net Decrease in Net Assets from Capital Share Transactions	(2,777,818)	(14,897,417)

Redemption Fees	—	554
Net Decrease in Net Assets	(3,074,245)	(12,179,626)
Net Assets:
Beginning of period	29,914,568	42,094,194
End of period (including undistributed net investment income of $0 and $0, respectively)	$26,840,323	$ 29,914,568

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Invest- ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Invest- ment Opera- tions	Net Invest- ment Income	Net Realized Gain on Invest- ments	Return of Capital		Total Distri- butions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Invest- ment Income (Loss)	Operating Expen- ses	Portfolio Turnover Rate
Class AAA
2013(c)	$21.66	$ 0.05	$ (0.32)	$ (0.27)	—	—	—		—	—	$21.39	(1.2)%	$23,672	0.44%(d)	2.35%(d)	7%
2012	20.05	0.15	3.32	3.47	$(0.19)	$(1.67)	—		$(1.86)	$0.00	21.66	17.4	26,740	0.68	2.14	15
2011	22.59	(0.03)	(2.22)	(2.25)	(0.02)	(0.26)	$(0.01)		(0.29)	0.00	20.05	10.0	40,182	(0.12)	2.10	12
2010	19.39	(0.06)	3.78	3.72	—	(0.52)	—		(0.52)	—	22.59	19.2	29,666	(0.30)	2.38	14
2009	14.12	0.03	5.34	5.37	(0.09)	—	(0.01)		(0.10)	0.00	19.39	38.0	27,628	0.17	2.44	13
2008	26.19	0.30	(11.63)	(11.33)	(0.32)	(0.41)	(0.01)		(0.74)	0.00	14.12	(43.2)	25,355	1.41	2.01	9
Class A
2013(c)	$22.04	$ 0.05	$ (0.32)	$ (0.27)	—	—	—		—	—	$21.77	(1.2)%	$ 605	0.46%(d)	2.35%(d)	7%
2012	20.37	0.11	3.43	3.54	$(0.20)	$(1.67)	—		$(1.87)	$0.00	22.04	17.5	473	0.50	2.14	15
2011	22.93	(0.02)	(2.26)	(2.28)	(0.02)	(0.26)	$(0.00	)(b)	(0.28)	0.00	20.37	(9.9)	334	(0.10)	2.10	12
2010	19.68	(0.06)	3.83	3.77	—	(0.52)	—		(0.52)	—	22.93	19.1	282	(0.30)	2.38	14
2009	14.33	0.02	5.43	5.45	(0.09)	—	(0.01)		(0.10)	0.00	19.68	38.1	241	0.10	2.44	13
2008	26.45	0.30	(11.70)	(11.40)	(0.30)	(0.41)	(0.01)		(0.72)	0.00	14.33	(43.0)	153	1.37	2.01	9
Class C
2013(c)	$20.44	$(0.03)	$ (0.30)	$ (0.33)	—	—	—		—	—	$20.11	(1.6)%	$ 443	(0.28)%(d)	3.10%(d)	7%
2012	19.07	(0.05)	3.20	3.15	$(0.11)	$(1.67)	—		$(1.78)	$0.00	20.44	16.6	435	(0.23)	2.89	15
2011	21.63	(0.22)	(2.08)	(2.30)	—	(0.26)	—		(0.26)	0.00	19.07	(10.6)	173	(1.10)	2.85	12
2010	18.73	(0.21)	3.63	3.42	—	(0.52)	—		(0.52)	—	21.63	18.2	27	(1.08)	3.13	14
2009	13.67	(0.08)	5.14	5.06	—	—	—		—	0.00	18.73	37.0	16	(0.50)	3.19	13
2008	25.08	0.05	(11.01)	(10.96)	(0.03)	(0.41)	$(0.01)		(0.45)	0.00	13.67	(43.7)	24	0.22	2.76	9
Class I
2013(c)	$21.71	$ 0.08	$ (0.32)	$ (0.24)	—	—	—		—	—	$21.47	(1.1)%	$ 2,120	0.72%(d)	2.10%(d)	7%
2012	20.10	0.17	3.37	3.54	$(0.26)	$(1.67)	—		$(1.93)	$0.00	21.71	17.7	2,267	0.77	1.89	15
2011	22.62	0.05	(2.24)	(2.19)	(0.05)	(0.26)	$(0.02)		(0.33)	0.00	20.10	(9.7)	1,405	0.23	1.85	12
2010	19.37	(0.01)	3.78	3.77	—	(0.52)	—		(0.52)	—	22.62	19.4	1,508	(0.07)	2.13	14
2009	14.10	0.07	5.34	5.41	(0.13)	—	(0.01)		(0.14)	0.00	19.37	38.4	1,167	0.46	2.19	13
2008(e)	24.96	0.41	(10.47)	(10.06)	(0.38)	(0.41)	(0.01)		(0.80)	0.00	14.10	(40.2)	1,008	2.01(d)	1.76(d)	9

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO International Growth Fund, Inc. was incorporated on May 25, 1994 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term capital appreciation. The Fund commenced investment operations on June 30, 1995.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities, which occur between the close of trading on the principal market for such securities (foreign exchanges

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 – quoted prices in active markets for identical securities;
—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$ 2,879,548	$129,739	$ 3,009,287
Other Industries (a)	23,800,361	—	23,800,361
Total Common Stocks	26,679,909	129,739	26,809,648
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$26,679,909	$129,739	$26,809,648

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

During the six months ended June 30, 2013, foreign common stock was transferred from Level 2 to Level 1 due to the application, at December 31, 2012, of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $23,968,311 or 80% of total investments as of December 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at June 30, 2013.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and reclassifications of gains on investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$354,965
Net long term capital gains	2,045,843

Total distributions paid	$2,400,808

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$20,640,708	$7,220,880	$(1,051,940)	$6,168,940

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $1,951,202 and $4,813,280, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Distributor informed the Fund that it retained a total of $758 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2013, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2013 was $105,243 with a weighted average interest rate of 1.16%. The maximum amount borrowed at any time during the year was $1,048,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012 amounted to $0 and $554, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2013		Year Ended
	(Unaudited)		December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	32,221	$716,840	213,199	$4,584,915
Shares issued upon reinvestment of distributions	—	—	90,974	1,959,581
Shares redeemed	(160,119)	(3,527,152)	(1,073,284)	(22,567,584)

Net decrease	(127,898)	$(2,810,312)	(769,111)	$(16,023,088)

Class A
Shares sold	9,385	$211,314	10,321	$230,331
Shares issued upon reinvestment of distributions	—	—	1,306	28,619
Shares redeemed	(3,084)	(70,110)	(6,569)	(152,942)

Net increase	6,301	$141,204	5,058	$106,008

Class C
Shares sold	2,993	$62,350	11,838	$243,834
Shares issued upon reinvestment of distributions	—	—	1,226	24,942
Shares redeemed	(2,238)	(45,322)	(837)	(16,641)

Net increase	755	$17,028	12,227	$252,135

Class I
Shares sold	11,672	$259,226	27,691	$620,830
Shares issued upon reinvestment of distributions	—	—	8,455	182,545
Shares redeemed	(17,310)	(384,964)	(1,662)	(35,847)

Net increase/(decrease)	(5,638)	$(125,738)	34,484	$767,528

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this

GAMCO International Growth Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of the GAMCO International Growth Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 26, 2013, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Advisor.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (BNY) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2012, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other international large-cap growth funds (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below the median for the one year period and above the median for the three year, five year and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2012. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

GAMCO International Growth Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE

Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)                                 Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $3 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY

Gabelli Global Rising Income and Dividend Fund

(Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)              Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing.

The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

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GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO INTERNATIONAL GROWTH FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President, Secretary, and
Chief Executive Officer,	Acting Chief Compliance
GAMCO Investors, Inc.	Officer

Anthony J. Colavita	Agnes Mullady
President,	Treasurer
Anthony J. Colavita, P.C.
DISTRIBUTOR

Werner J. Roeder, MD	G.distributors, LLC
Medical Director,
Lawrence Hospital	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Anthonie C. van Ekris Chairman, BALMAC International, Inc.	DISBURSING AGENT
State Street Bank and Trust
Company

Salvatore J. Zizza Chairman, Zizza & Associates Corp.	LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB009Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO International Growth Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/6/13

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/6/13

*	Print the name and title of each signing officer under his or her signature.